INCOME TAXES - Expiration Dates of Operating Losses Carried Forward (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 54,591,000	$ 42,204,000
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	600,000
Unused tax losses	40,700,000
Provincial | U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credits derecognized	100,000
State
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses, tax benefits not recognized	2,500,000
Unused tax losses	71,700,000
Canada Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital loss carryforwards	15,700,000
Capital loss carryforwards, tax benefits recognized	0
Canada Tax Authority | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	39,923,000
Total tax credits derecognized	6,726,000	6,950,000
Canada Tax Authority | Federal | 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	6,144,000
Total tax credits derecognized	256,000	245,000
Canada Tax Authority | Federal | 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	7,502,000
Total tax credits derecognized	298,000	285,000
Canada Tax Authority | Federal | 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	912,000
Total tax credits derecognized	237,000	227,000
Canada Tax Authority | Federal | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3,042,000
Total tax credits derecognized	216,000	207,000
Canada Tax Authority | Federal | 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,694,000
Total tax credits derecognized	316,000	303,000
Canada Tax Authority | Federal | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,168,000
Total tax credits derecognized	260,000	249,000
Canada Tax Authority | Federal | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	7,647,000
Total tax credits derecognized	651,000	581,000
Canada Tax Authority | Federal | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	11,814,000
Total tax credits derecognized	651,000	$ 0
Canada Tax Authority | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	39,923,000
Canada Tax Authority | Provincial | 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	6,144,000
Canada Tax Authority | Provincial | 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	7,502,000
Canada Tax Authority | Provincial | 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	912,000
Canada Tax Authority | Provincial | 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	3,042,000
Canada Tax Authority | Provincial | 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,694,000
Canada Tax Authority | Provincial | 2037
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,168,000
Canada Tax Authority | Provincial | 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	7,647,000
Canada Tax Authority | Provincial | 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 11,814,000